Short-term and long-term bank loans (Tables)	12 Months Ended
Sep. 30, 2022
Short-term and long-term bank loans
Schedule of short-term and long-term bank loans

	September 30,	September 30,
	2022	2021
Short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	$1,757,223	$1,238,400
China Zheshang Bank Co., Ltd.	1,251,142	—
Bank of Beijing (Yangzhou Branch)	702,888	—
Total short-term bank loans	$3,711,253	$1,238,400
Long-term bank loans
Long-term bank loans, current portion
WeBank Co., Ltd.	$20,009	$264,393
Long-term bank loans, non-current portion
Xiaoshan Rural Commercial Bank	421,733	—
WeBank Co., Ltd.	—	22,033
Total long-term loans	$441,742	$286,426

Total short-term and long-term loans	$4,152,995	$1,524,826

	Loan	Loan	Loan	Loan	Effective
For the fiscal year ended September 30, 2022	commencement	maturity	amount	amount	interest
Secured short-term bank loans	date	date	in RMB	in USD	rate	Note
Industrial and Commercial Bank of China (Tahe Branch)	May 25, 2022	May 25, 2023	4,500,000	$632,600	3.80%	1
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2022	June 24, 2023	5,000,000	702,889	4.35%	2
China Zheshang Bank Co., Ltd.	May 25, 2022	May 23, 2023	4,000,000	562,311	5.5%	3
China Zheshang Bank Co., Ltd.	June 1, 2022	May 31, 2023	4,900,000	688,831	5.5%	4
Bank of Beijing (Yangzhou Branch)	December 21, 2021	December 20, 2022	5,000,000	702,888	4.75%	5
Total secured short-term bank loans			23,400,000	$3,289,519

Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	December 14, 2021	December 9, 2022	1,500,000	$210,867	3.85%
Industrial and Commercial Bank of China (Tahe Branch)	December 15, 2021	December 10, 2022	1,500,000	210,867	3.85%
Total unsecured short-term bank loans			3,000,000	$421,734

Total short-term bank loans			26,400,000	$3,711,253

Secured long-term bank loans
Long-term bank loan, current portion
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	142,331	$20,009	10.26%	6
Long-term bank loan, non-current portion
Xiaoshan Rural Commercial Bank	July 19, 2022	July 17, 2025	3,000,000	421,733	6.31%	7
Total long-term bank loans			3,142,331	$441,742

Total short-term and long-term bank loans			29,542,331	$4,152,995

For the fiscal year ended September 30, 2021
Secured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	June 24, 2021	June 24, 2022	5,000,000	$774,000	4.35%	2
Unsecured short-term bank loans
Industrial and Commercial Bank of China (Tahe Branch)	June 21, 2021	June 12, 2022	1,500,000	232,200	4.65%
Industrial and Commercial Bank of China (Tahe Branch)	June 21, 2021	June 13, 2022	1,500,000	232,200	4.65%
Total short-term bank loans			8,000,000	$1,238,400
Secured long-term bank loans
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	573,144	$88,722	10.26%	6
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	573,144	88,722	10.26%	6
WeBank Co., Ltd.	October 9, 2020	October 9, 2022	561,679	86,949	10.26%	6
Long-term bank loans current portion			1,707,967	264,393
Long-term bank loans non-current portion			142,328	22,033
Total long-term bank loans			1,850,295	$286,426

Note 11 – Short-term and long-term bank loans (Continued)

(1)	The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance.
(2)

The loan is guaranteed by a third party, Heilongjiang Xinzheng Financing Guarantee Group Co., Ltd., for up to 80% of the outstanding principal and normal interest balance, personal guaranteed by Mr. Wenhua Liu, who is a legal representative of Khingan Forasen and a director of the Company, and is collateralized by the property, plant and equipment of Khingan Forasen, with a net book value of RMB2.1 million (equivalent to approximately $0.3 million as of September 30, 2022).

(3)

The loan is collateralized by a property owned by a third party, Sigma Holdings (Hangzhou) Co., Ltd, which has a valuation of RMB5.35 million (equivalent to approximately $752,091), is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of the Company, CN Energy Development.

(4)	This loan is guaranteed by, Ms. Yefang Zhang, a principal shareholder, and by a subsidiary of the Company, CN Energy Development.
(5)

The loan is guaranteed by a third party, Yangzhou High Tech Financing Guarantee Co., Ltd, Ms. Yefang Zhang, principal shareholder, and Mr. Zhengyu Wang, former CEO and spouse of principal shareholder, for up to 100% of the outstanding principal and normal interest balance.

(6)

This line of credit agreement with WeBank Co., Ltd is unconditionally guaranteed by the legal representative of Hangzhou Forasen for a maximum amount of RMB5 million (equivalent to approximately $703,000 as of September 30, 2022).

(7)The loan is guaranteed by a subsidiary of the Company, CN Energy Development.